Computer Software, Net - Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortization expense related to:
Acquisition intangible amortization	$ 189,990	$ 92,521	$ 96,970
Licensed computer software
Amortization expense related to:
Acquisition intangible amortization	45,655	41,823	36,775
Software development costs
Amortization expense related to:
Acquisition intangible amortization	26,478	22,740	25,248
Acquisition technology intangibles
Amortization expense related to:
Acquisition intangible amortization	$ 26,217	$ 16,734	$ 19,683